Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting - Schedule of Purchase Consideration Calculation (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands	May 01, 2017	Nov. 24, 2015	Jul. 07, 2015	Apr. 28, 2017
Business Acquisition [Line Items]
Purchase consideration			$ 72,500
Final working capital adjustment			$ 8,200
Isle of Capri
Business Acquisition [Line Items]
Cash paid for premiums and interest on Isle's long term debt	$ 26,600
Purchase consideration	$ 1,934,745
Isle of Capri | Merger Agreement
Business Acquisition [Line Items]
Cash consideration paid as percent of outstanding shares	58.00%
Equity consideration paid as percent of outstanding shares	42.00%
Right to receive per share	$ 23.00
Stock election exchange rate (as a percent)	42.00%
Stock consideration (per share)				$ 19.12
Purchase consideration	$ 1,930,000
Isle of Capri | Merger Agreement | Converted to a Right to Receive 1.638 Share of ERI Stock
Business Acquisition [Line Items]
Number of shares granted on conversion (per share)	1.638
Silver Legacy Joint Venture
Business Acquisition [Line Items]
Accrued interest		$ 1,600
Silver Legacy Joint Venture | Resorts
Business Acquisition [Line Items]
Prepayment penalty		1,831
Purchase consideration		205,471
Final working capital adjustment		6,124
Silver Legacy Joint Venture | Short-term Debt
Business Acquisition [Line Items]
Long-term debt		5,000
Silver Legacy Joint Venture | Long-term Debt
Business Acquisition [Line Items]
Long-term debt		75,500
Silver Legacy Joint Venture | Member notes
Business Acquisition [Line Items]
Long-term debt		$ 11,500
Percentage of debt assumed		50.00%